Other Current and Non-current Liabilities - Summary of Other Non-current Liabilities (Detail) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	[6]
Subclassifications of assets, liabilities and equities [abstract]
Asset retirement obligations	[1]	$ 497	$ 408
Accruals for legal assessments and other responsibilities	[2]	30	45
Non-current liabilities for valuation of derivative instruments		46	21
Environmental liabilities	[3]	29	29
Other non-current liabilities and provisions	[4],[5]	323	257
Other non-current liabilities		$ 925	$ 760	[6]	$ 795

[1]	Provisions for asset retirement include future estimated costs for demolition, cleaning and reforestation of production sites at the end of their operation, which are initially recognized against the related assets and are depreciated over their estimated useful life.
[2]	Provisions for legal claims and other responsibilities include items related to tax contingencies.
[3]	Environmental liabilities include future estimated costs arising from legal or constructive obligations, related to cleaning, reforestation and other remedial actions to remediate damage caused to the environment. The expected average period to settle these obligations is greater than 15 years.
[4]	As of December 31, 2019 and 2018, includes $31 and $50, respectively, of the non-current portion of taxes payable in Mexico.
[5]	As of December 31, 2019, in connection with the sale of CEMEX’s non-controlling interest in Cemento Interoceánico and the related commercial agreements between the Purchaser and Cemento Bayano (note 13.1), the balance includes deferred revenues of $50 that will be amortized to the income statement as deliverables are fulfilled over the 10-year maturity of the agreements.
[6]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.